OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets	Definite-lived other intangible assets:

	December 31,
	2020	2019
Original amounts:
Core technology	$635,250	$577,692
Customer relationships, backlog and distribution network	269,717	258,137
Trademarks	44,440	44,440
	949,407	880,269
Accumulated amortization:
Core technology	353,558	281,319
Customer relationships, backlog and distribution network	207,165	170,454
Trademarks	22,681	17,477
	583,404	469,250
Other intangible assets, net	$366,003	$411,019

Schedule of Estimated Amortization Expense	Estimated amortization expense:

For the year ended December 31,
2021	$112,883
2022	93,096
2023	77,506
2024	60,291
2025	13,966
Thereafter	8,261
$366,003